Report Of The Directors Financial Review Risk Report - Sensitivity analysis (Details) - Insurance Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
10% increase in mortality and/or morbidity rates	$ (105)	$ (112)
10% decrease in mortality and/or morbidity rates	109	115
10% increase in lapse rates	(121)	(115)
10% decrease in lapse rates	124	129
10% increase in expense rates	(89)	(108)
10% decrease in expense rates	$ 89	$ 107